PROPERTY AND EQUIPMENT AND RIGHT-OF-USE ASSETS (Schedule of property and equipment and right-of-use assets) (Details) - USD ($)	Jan. 31, 2024	Jan. 31, 2023
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 5,294,647	$ 6,032,170
Less: accumulated depreciation	(1,861,553)	(1,347,052)
Property and equipment	3,433,094	4,685,118
Land [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	500,000	1,330,000
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	2,027,182	1,775,896
Furniture and fixtures[Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	361,580	468,696
Computer equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	6,659	6,659
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment	$ 2,399,226	$ 2,450,919